Income Taxes (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of movement in uncertain tax positions
Uncertain tax positions - Beginning	$ 36,097	$ 36,887	$ 32,901
Gross increase - tax position in prior periods	679	1,493	2,411
Gross decrease - tax position in prior periods	(19,077)	(288)	(165)
Gross increase - current period tax position	17
Settlements	(2,201)	(125)
Lapse in statute of limitations	(541)	(756)	(1,227)
Foreign exchange	(116)	(1,114)	2,967
Uncertain tax positions - Ending	$ 14,858	$ 36,097	$ 36,887